TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 9 – TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
Trade payables	$40,241	$105,931
VAT, income and dividend taxes payable	43,703	-
Due to related parties	37,094	1,322
Salaries payable	70,417	73,345
	$191,455	$180,598